STOCK-BASED COMPENSATION - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Life	1 year 8 months 12 days
Unrecognized compensation cost | $	$ 584
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 0.00
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Life	2 years 8 months 12 days
Unrecognized compensation cost | $	$ 6,287
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 0.00
2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for issuance under Equity Incentive Plan | shares	3,989,000